Significant Accounting Policies - Summary of cumulative inflation (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
2016- 2019 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.20%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		11.80%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		5.80%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		0.50%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		11.00%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		15.60%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Argentina [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		179.40%
Type of Economy		Hyperinflationary
2016- 2019 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		11.10%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Uruguay [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		22.00%
Type of Economy		Non-hyperinflationary
2017- 2020 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	12.80%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.40%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	4.70%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	0.10%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	9.70%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	16.10%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Argentina [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	192.50%
Type of Economy	Hyperinflationary
2017- 2020 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	9.60%
Type of Economy	Non-hyperinflationary
2017- 2020 [member] | Uruguay [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	28.60%
Type of Economy	Non-hyperinflationary